Non Current Liabilities - Convertible Note - Summary of Fair Value of Convertible Notes (Detail)	Jun. 30, 2019 AUD ($)
Note - Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	$ 4,419,531
Fair value movements	3,223,176
Fair value of convertible notes	7,642,707
Conversion Feature - Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	41,431,774
Fair value of convertible notes	$ 41,431,774